Supplemental disclosure on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2011
Additional Disclosures on Cash Flow Information and Non-Cash Activities

(In thousands)	2011	2010	2009

Income taxes paid	$171,818	$41,052	$23,622
Interest paid	517,980	682,943	801,475

Non-cash activities:
Loans transferred to other real estate	$229,064	$183,901	$146,043
Loans transferred to other property	26,148	37,383	37,529
Total loans transferred to foreclosed assets	255,212	221,284	183,572
Transfers from loans held-in-portfolio to loans held-for-sale	121,225	1,020,889	33,072
Transfers from loans held-for-sale to loans held-in-portfolio	28,535	12,388	180,735
Loans securitized into investment securities[1]	1,101,800	817,528	1,355,456
Net (recoveries) write-downs related to loans transferred to loans held-for-sale	(1,101)	327,207	-
Securities sold not yet delivered	69,535	23,055	29,988
Recognition of mortgage servicing rights on securitizations
or asset transfers	19,971	15,326	23,795
Gain on retained interest (sale of EVERTEC)	-	93,970	-
Treasury stock retired	-	-	207,139
Change in par value of common stock	-	-	1,689,389
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	102,353	-	-
Conversion of preferred stock to common stock:
Preferred stock converted	-	(1,150,000)	-
Common stock issued	-	1,341,667	-
Trust preferred securities exchanged for new common stock issued:
Trust preferred securities exchanged	-	-	(397,911)
Common stock issued	-	-	317,652
Preferred stock exchanged for new common stock issued:
Preferred stock exchanged (Series A and B)	-	-	(524,079)
Common stock issued	-	-	293,691
Preferred stock exchanged for new trust preferred securities issued:
Preferred stock exchanged (Series C)	-	-	(901,165)
Trust preferred securities issued (junior subordinated debentures)	-	-	415,885
[1]	Includes loans securitized into trading securities and subsequently sold before year end.